UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2014

Date of reporting period: September 30, 2014

Item 1. Report to Stockholders.

Smith Group Funds

Smith Group Large Cap Core Growth Fund

Investor Class Shares — BSLNX
Institutional Class Shares — BSLGX

Smith Group Small Cap Focused Growth Fund

Investor Class Shares — SGSVX
Institutional Class Shares — SGSNX

ANNUAL REPORT

www.smithgroupfunds.com	SEPTEMBER 30, 2014

SMITH GROUP LARGE CAP CORE GROWTH FUND

Dear Investor,

For the fiscal year ended September 30, 2014, the Large Cap Core Growth Fund (“the Fund”) return on a net asset value basis for the Institutional Class was 19.1% including dividends of $1.27 per share. During the same period, the benchmark, the Russell 1000 Growth index, posted a return of 19.2%.

The Fund’s performance for the period was helped by attention to reasonable valuation levels, as stocks with deep value characteristics such as low price-to-book and low price-to-earnings ratios were the leaders in the overall market. In addition, the Fund’s focus on companies exhibiting good earnings quality characteristics was somewhat beneficial, but several growth characteristics did not help as the strong market did not differentiate much between fast and slow growth. The market started this fiscal year with very strong performance at the end of 2013, but saw a pullback that moderated returns in the first quarter of calendar 2014. As we mentioned six months ago, pullbacks in midterm election years are quite common. According to Strategas Research Partners, the average S&P 500 intra-year decline in such a year is 19%. But the average return 12 months after that intra-year low is 32%. The U.S. economy has been on a slow but improving trend, with earnings growth expected in the high single-digits range. With a favorable environment for corporate earnings coupled with valuation levels that are reasonable relative to history, we believe the companies owned in the Fund should deliver solid results going forward.

The Fund’s strong performance in absolute terms for the fiscal year was helped by the Energy and Information Technology sectors. Helmerich & Payne, an oilfield services company which utilizes the FlexRig, a drilling rig well suited to drilling for gas in shale-formations, and Valero Energy, a refiner, gained 46% and 38%, respectively, for the period. In the Information Technology sector, strong performance from Hewlett Packard as the turnaround started to bear fruit caused the shares to rise 72%, while increased demand for data storage helped shares of SanDisk and Western Digital gain 66% and 35%, respectively.

On the negative side, the Materials sector proved challenging for the Fund during the period. Rock-Tenn, a manufacturer of corrugated and other types of packaging materials, experienced weakness in revenues and shares had declined 7% at the time the position was sold. Avery Dennison, a manufacturer of pressure sensitive materials used for tickets, labeling, and other printing applications, also experienced weakness in demand. Additionally, a strong dollar had a negative impact since three quarters of the company’s revenues were generated outside the United States during the year. The shares of this company gained just 5% during the period.

We are pleased to have generated the solid 19.1% absolute return during the fiscal year. Although this result was just shy of the benchmark performance of 19.2% for the period, we believe continued slow and steady economic growth should provide a solid foundation for strong business performance of the companies in the Fund going forward. We continue to believe our focus on high quality companies where earnings have the potential to exceed market expectations is the key to generating excess returns over the long term. Thank you for placing your trust in Smith Group Asset Management. As always, we appreciate the opportunity to serve your investment needs.

SMITH GROUP LARGE CAP CORE GROWTH FUND

Opinions expressed are those of the Investment Manager and are subject to change, are not guaranteed and should not be considered investment advice.

Past performance is not a guarantee of future results.

This report must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Foreign companies involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. Because the Fund is new with no operating history there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investments section of this report.

The Russell 1000 Growth Index is an unmanaged, capitalization-weighted index that measures the performance of those companies within the Russell 1000 Index (large-cap index) with higher price-to-book ratios and higher forecasted growth values.

The S&P 500 Index is a stock market index based on the market capitalizations of 500 large companies having common stock listed on the NYSE or NASDAQ. It is not possible to invest directly in an index.

The price-to-book ratio is calculated by dividing the current price of the stock by the company’s book value per share.

The price-to-earnings ratio is a common tool for comparing the prices of different common stocks and is calculated by dividing the current market price of a stock by the earnings per share.

Earnings growth is not a measure of the Fund’s future performance.

The Smith Group Funds are distributed by Quasar Distributors, LLC

SMITH GROUP SMALL CAP FOCUSED GROWTH FUND

Dear Investor,

For the period since inception on December 30, 2013 through September 30, 2014, the Smith Group Small Cap Focused Growth Fund (the “Fund”), Institutional Class’s return on a net asset value basis was a negative 4.50%. During the same period, the Russell 2000 Growth index posted a return of negative 3.79%.

The period for the Fund was characterized by a market with significant month-to-month volatility as investors seemed to be worried about a market correction. With sell-offs and rallies going back and forth month after month, culminating with a larger than 5% decline in the Russell 2000 Growth index in September, the larger companies with more liquidity were able to better tolerate the volatility. The average return of the largest 1/5 of companies in the benchmark was -2.8%, almost a full 7% better than the -9.6% return of the smallest 1/5 of companies in the benchmark. Market pullbacks in mid-term election years are quite common. According to Strategas Research Partners, the average S&P 500 intra-year decline in such a year is 19%. But the average return 12 months after that intra-year low is 32%. In fact, there has not been a decline in the S&P 500 in the 12 months following a mid-term election since the 1940’s, so the overall environment for equities may remain favorable. The big worry early in the year was that small cap stocks had become too expensive. With continued earnings growth and the pullback in the third quarter, small caps, in our opinion, now appear more reasonably valued.

The Fund’s returns year-to-date were helped by the Industrials and Health Care sectors. Spirit Airlines, the low-fare, no-frills, air carrier, posted solid earnings every quarter, causing shares to rise more than 50% for the period. Deluxe Corporation, a small business services and check printing company continued to deliver good earnings surprises for shares to gain more than 8%. In the Health Care sector, strong performance from clinical research company Parexel and health management organization Centene helped shares of both companies increase more than 40% for the period.

On the negative side, the Consumer Discretionary sector proved challenging for the Fund during the first nine months. ITT Educational Services, a for-profit education company, collapsed under the weight of an investigation into the company’s student loan practices. La-Z-Boy, the furniture company, started the year with shares at an all-time high, but disappointing earnings results took the shares down 28% before sale.

While the market did not favor the growth characteristics we prefer, our eye on valuations and earnings quality helped the Fund stay reasonably close to the benchmark performance for the period. Going forward, we believe continued slow and steady economic growth should provide a solid foundation for strong business performance of the companies in the Fund. We continue to believe our focus on high quality companies where earnings have the potential to exceed market expectations is the key to generating excess returns over the long term. Thank you for placing your trust in Smith Group Asset Management. As always, we appreciate the opportunity to serve your investment needs.

Opinions expressed are those of the Investment Manager and are subject to change, are not guaranteed and should not be considered investment advice.

SMITH GROUP SMALL CAP FOCUSED GROWTH FUND

Past performance is not a guarantee of future results.

This report must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Foreign companies involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. Because the Fund is new with no operating history there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The securities of small-sized companies may have greater price volatility and less liquidity than the securities of larger companies.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investments section of this report.

The S&P 500 Index is a stock market index based on the market capitalizations of 500 large companies having common stock listed on the NYSE or NASDAQ. It is not possible to invest directly in an index.

The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Earnings growth is not a measure of the Fund’s future performance.

The Smith Group Funds are distributed by Quasar Distributors, LLC

SMITH GROUP LARGE CAP CORE GROWTH FUND

VALUE OF $25,000 INVESTMENT (UNAUDITED)

The chart assumes an initial investment of $25,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

ANNUALIZED RATES OF RETURN AS OF SEPTEMBER 30, 2014

			Since Inception(1)
Investor Class			4.21%
Russell 1000 Growth Index(2)			6.57%
S&P 500 Index(3)			8.04%

	1 Year	5 Year	Since Inception(4)
Institutional Class	19.09%	15.54%	3.71%
Russell 1000 Growth Index(2)	19.15%	16.50%	7.55%
S&P 500 Index(3)	19.73%	15.70%	5.74%

(1)	Inception date of the Investor Class was February 24, 2014, these returns are not annualized.
(2)	The Russell 1000 Growth Index is an unmanaged, capitalization-weighted index that measures the performance of those companies within the Russell 1000 Index (large-cap index) with higher price-to-book ratios and higher forecasted growth values.
(3)	The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.
(4)	Inception date of the Institutional Class was June 1, 2007. Returns include those of the Predecessor Large Cap Core Growth Fund. See Note 1 of the Notes to the Financial Statements.

SMITH GROUP LARGE CAP CORE GROWTH FUND

ALLOCATION OF PORTFOLIO(1) (UNAUDITED)
AS OF SEPTEMBER 30, 2014
(% OF NET ASSETS)

TOP TEN HOLDINGS(1) (UNAUDITED)
AS OF SEPTEMBER 30, 2014
(% OF NET ASSETS)

Gilead Sciences, Inc.	2.9%
Facebook, Inc., Class A	2.7%
Actavis	2.7%
Home Depot, Inc.	2.6%
Union Pacific Corp.	2.6%
Johnson & Johnson	2.6%
Kroger Co.	2.6%
Apple, Inc.	2.5%
SanDisk Corp.	2.5%
Travelers Companies, Inc.	2.5%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

SMITH GROUP SMALL CAP FOCUSED GROWTH FUND

VALUE OF $25,000 INVESTMENT (UNAUDITED)

The chart assumes an initial investment of $25,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

RATES OF RETURN (%) — AS OF SEPTEMBER 30, 2014

Since Inception(1)
Investor Class	-4.70%
Institutional Class	-4.50%
Russell 2000 Growth Index(2)	-3.79%

(1)	Inception date of the Fund was December 30, 2013.
(2)	The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values.

SMITH GROUP SMALL CAP FOCUSED GROWTH FUND

ALLOCATION OF PORTFOLIO(1) (UNAUDITED)
AS OF SEPTEMBER 30, 2014
(% OF NET ASSETS)

TOP TEN HOLDINGS(1) (UNAUDITED)
AS OF SEPTEMBER 30, 2014
(% OF NET ASSETS)

PAREXEL International Corp.	3.4%
Spirit Airlines, Inc.	3.3%
Manhattan Associates, Inc.	3.2%
Centene Corp.	3.1%
NetScout Systems, Inc.	3.0%
Deluxe Corp.	2.9%
Chemed Corp.	2.9%
Graphic Packaging Holding Co.	2.8%
AmSurg Corp.	2.7%
ARRIS Group, Inc.	2.7%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

SMITH GROUP FUNDS

EXPENSE EXAMPLES (UNAUDITED)
SEPTEMBER 30, 2014

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, wire transfer fees; and (2) ongoing costs, including management fees; distribution and/or services (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2014 – September 30, 2014).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Large Cap Core Growth Fund	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(4/1/2014)	(9/30/2014)	(4/1/2014 – 9/30/2014)
Investor Class Actual(2)	$1,000.00	$1,032.60	$5.30
Investor Class Hypothetical (5% return before expenses)	1,000.00	1,019.85	5.27

Institutional Class Actual	1,000.00	1,033.50	4.03
Institutional Class Hypothetical (5% return before expenses)	1,000.00	1,021.11	4.00

(1)	Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.04% and 0.79% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.
(2)	Based on the actual returns for the six-month period ended September 30, 2014 of 3.26% and 3.35% for the Investor Class and Institutional Class, respectively.

SMITH GROUP FUNDS

EXPENSE EXAMPLES (UNAUDITED) – CONTINUED
SEPTEMBER 30, 2014

Small Cap Focused Growth Fund	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(4/1/2014)	(9/30/2014)	(4/1/2014 – 9/30/2014)
Investor Class Actual(2)	$1,000.00	$954.00	$6.61
Investor Class Hypothetical (5% return before expenses)	1,000.00	1,018.30	6.83

Institutional Class Actual(2)	1,000.00	956.00	5.39
Institutional Class Hypothetical (5% return before expenses)	1,000.00	1,019.55	5.57

(1)	Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.35% and 1.10% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.
(2)	Based on the actual returns for the six-month period ended September 30, 2014 of -4.60% and -4.40% for the Investor Class and Institutional Class, respectively.

SMITH GROUP LARGE CAP CORE GROWTH FUND

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2014

	Shares	Value
COMMON STOCKS — 96.8%
Consumer Discretionary — 14.3%
BorgWarner, Inc.	26,200	$1,378,382
Gentex Corp.	51,900	1,389,363
Home Depot, Inc.	18,100	1,660,494
Priceline.com, Inc. *	1,300	1,506,154
Starbucks Corp.	20,100	1,516,746
Wyndham Worldwide Corp.	19,400	1,576,444
		9,027,583
Consumer Staples — 5.0%
Kimberly-Clark Corp.	14,200	1,527,494
Kroger Co.	31,000	1,612,000
		3,139,494
Energy — 11.5%
Chevron Corp.	12,200	1,455,704
Exxon Mobil Corp.	15,610	1,468,121
Helmerich & Payne, Inc.	14,690	1,437,710
National Oilwell Varco, Inc.	18,800	1,430,680
Valero Energy Corp.	31,700	1,466,759
		7,258,974
Financials — 12.2%
American Express Co.	17,080	1,495,183
Chubb Corp.	16,600	1,511,928
Comerica, Inc.	29,900	1,490,814
Discover Financial Services	24,600	1,583,994
Travelers Companies, Inc.	16,900	1,587,586
		7,669,505
Health Care — 17.6%
Actavis *	7,100	1,713,088
Align Technology, Inc. *	28,300	1,462,544
C.R. Bard, Inc.	10,400	1,484,184
Covance, Inc. *	18,000	1,416,600
Gilead Sciences, Inc. *	17,100	1,820,295
Johnson & Johnson	15,200	1,620,168
McKesson Corp.	8,010	1,559,307
		11,076,186
Industrials — 14.3%
Alaska Air Group, Inc.	33,000	1,436,820
AMETEK, Inc.	29,250	1,468,643
Boeing Co.	12,000	1,528,560
Rockwell Automation, Inc.	13,100	1,439,428
Union Pacific Corp.	15,200	1,647,984
Wabtec Corp.	18,800	1,523,552
		9,044,987

See Notes to the Financial Statements

SMITH GROUP LARGE CAP CORE GROWTH FUND

SCHEDULE OF INVESTMENTS – CONTINUED
SEPTEMBER 30, 2014

	Shares	Value
Information Technology — 19.6%
Amdocs Ltd.	31,900	$1,463,572
ANSYS, Inc. *	19,000	1,437,730
Apple, Inc.	15,900	1,601,925
Cisco Systems, Inc.	60,100	1,512,717
DST Systems, Inc.	17,200	1,443,424
Facebook, Inc., Class A *	21,900	1,730,976
Hewlett-Packard Co.	44,100	1,564,227
SanDisk Corp.	16,300	1,596,585
		12,351,156
Materials — 2.3%
Avery Dennison Corp.	32,000	1,428,800
Total Common Stocks
(Cost $47,857,796)		60,996,685

SHORT-TERM INVESTMENT — 3.2%
Invesco Liquid Assets Portfolio, 0.06% ^
(Cost $2,024,506)	2,024,506	2,024,506

Total Investments — 100.0%
(Cost $49,882,302)		63,021,191
Other Assets and Liabilities, Net — 0.0%		12,168
Total Net Assets — 100.0%		$63,033,359

* Non-income producing security.
^ Variable Rate security — The rate shown is the rate in effect as of September 30, 2014.

See Notes to the Financial Statements

SMITH GROUP SMALL CAP FOCUSED GROWTH FUND

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2014

	Shares	Value
COMMON STOCKS — 100.4%
Consumer Discretionary —13.7%
Children’s Place Retail Stores, Inc.	233	$11,105
Columbia Sportswear Co.	420	15,028
Cooper Tire & Rubber Co.	570	16,359
DineEquity, Inc.	172	14,033
Drew Industries, Inc.	324	13,670
Orbitz Worldwide, Inc. *	1,960	15,425
		85,620
Consumer Staples — 5.1%
Andersons, Inc.	240	15,091
Sanderson Farms, Inc.	190	16,711
		31,802
Energy — 4.7%
Carrizo Oil & Gas, Inc. *	260	13,993
Pioneer Energy Services Corp. *	1,070	15,001
		28,994
Financials — 8.5%
AmTrust Financial Services, Inc.	395	15,729
Evercore Partners, Inc.	294	13,818
Horace Mann Educators Corp.	497	14,169
World Acceptance Corp. *	132	8,910
		52,626
Health Care — 23.7%
Align Technology, Inc. *	284	14,677
AmSurg Corp. *	340	17,017
Anika Therapeutics, Inc. *	436	15,984
Centene Corp. *	233	19,271
Chemed Corp.	173	17,802
Ligand Pharmaceuticals, Inc. *	110	5,169
NuVasive, Inc. *	476	16,598
PAREXEL International Corp. *	334	21,072
Sangamo BioSciences, Inc. *	610	6,579
Sunesis Pharmaceuticals, Inc. *	1,155	8,247
Vanda Pharmaceuticals, Inc. *	527	5,470
		147,886
Industrials — 16.2%
A.O. Smith Corp.	345	16,312
Deluxe Corp.	325	17,927
Greenbrier Companies, Inc.	210	15,410
HNI Corp.	440	15,835
Spirit Airlines, Inc. *	296	20,465
UniFirst Corp.	152	14,682
		100,631

See Notes to the Financial Statements

SMITH GROUP SMALL CAP FOCUSED GROWTH FUND

SCHEDULE OF INVESTMENTS – CONTINUED
SEPTEMBER 30, 2014

	Shares	Value
Information Technology # — 25.7%
ARRIS Group, Inc. *	600	$17,013
Aruba Networks, Inc. *	780	16,832
Aspen Technology, Inc. *	360	13,579
Cardtronics, Inc. *	385	13,552
Euronet Worldwide, Inc. *	335	16,010
Lattice Semiconductor Corp. *	2,100	15,750
Manhattan Associates, Inc. *	599	20,019
NetScout Systems, Inc. *	410	18,778
NeuStar, Inc., Class A *	550	13,656
TiVo, Inc. *	1,155	14,778
		159,967
Materials — 2.8%
Graphic Packaging Holding Co. *	1,420	17,651
Total Common Stocks
(Cost $630,042)		625,177

Total Investments — 100.4%
(Cost $630,042)		625,177
Other Assets and Liabilities, Net — (0.4)%		(2,378)
Total Net Assets — 100.0%		$622,799

*	Non-income producing security.
#	As of September 30, 2014, the Fund had a significant portion of its assets invested in this sector. See Note 8 in the Notes to the Financial Statements.

See Notes to the Financial Statements

SMITH GROUP FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2014

	Large Cap Core	Small Cap Focused
	Growth Fund	Growth Fund
ASSETS:
Investment securities:
At cost	$49,882,302	$630,042
At value	$63,021,191	$625,177
Receivable for investment securities sold	—	17,701
Dividends & interest receivable	58,913	281
Receivable from Adviser	—	15,646
Receivable for capital shares sold	2,858	594
Prepaid expenses	14,797	14,706
Total Assets	63,097,759	674,105

LIABILITIES:
Bank overdraft	—	7,312
Payable to Adviser	8,853	—
Payable for fund administration & accounting fees	14,136	14,135
Payable for compliance fees	1,748	1,753
Payable for transfer agent fees & expenses	9,562	6,482
Payable for custody fees	1,603	1,201
Payable for trustee fees	2,629	2,987
Accrued distribution fees	89	154
Accrued other fees	25,780	17,282
Total Liabilities	64,400	51,306
NET ASSETS	$63,033,359	$622,799

NET ASSETS CONSIST OF:
Paid-in capital	$43,326,362	$652,508
Accumulated undistributed net investment income (loss)	299,340	(1,347)
Accumulated undistributed net realized gain (loss)
on investments	6,268,768	(23,497)
Net unrealized appreciation (depreciation) of investments	13,138,889	(4,865)
Net Assets	$63,033,359	$622,799
Investor Class Shares:
Net Assets	$69,627	$71,149
Shares issued and outstanding(1)	6,113	7,462
Net asset value, redemption price and offering
price per share	$11.39	$9.53
Institutional Class Shares:
Net Assets	$62,963,732	$551,650
Shares issued and outstanding(1)	5,521,457	57,764
Net asset value, redemption price and offering
price per share	$11.40	$9.55

(1) Unlimited shares authorized, without par value.

See Notes to the Financial Statements

SMITH GROUP FUNDS

STATEMENTS OF OPERATIONS
FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2014

	Large Cap Core	Small Cap Focused
	Growth Fund	Growth Fund(1)
INVESTMENT INCOME:
Interest income	$581	$11
Dividend income	901,375	3,050
Total investment income	901,956	3,061

EXPENSES:
Investment advisory fees (See Note 4)	365,929	3,273
Fund administration & accounting fees (See Note 4)	76,950	64,515
Transfer agent fees (See Note 4)	46,852	35,572
Federal & state registration fees	36,832	26,418
Audit fees	35,590	14,501
Legal fees	16,993	10,003
Trustee fees (See Note 4)	13,807	8,003
Compliance fees (See Note 4)	12,766	8,003
Custody fees (See Note 4)	11,445	5,314
Postage & printing fees	9,898	1,997
Other expenses	4,559	3,922
Distribution fees — Investor Class (See Note 5)	89	172
Total expenses before reimbursement/waiver	631,710	181,693
Less: reimbursement/waiver from investment
adviser (See Note 4)	(157,713)	(177,285)
Net expenses	473,997	4,408
NET INVESTMENT INCOME (LOSS)	427,959	(1,347)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on investments	7,733,019	(23,497)
Net change in unrealized appreciation (depreciation)
of investments	2,272,838	(4,865)
Net realized and unrealized gain (loss) on investments	10,005,857	(28,362)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS	$10,433,816	$(29,709)

(1) Inception date of the Fund was December 30, 2013.

See Notes to the Financial Statements

SMITH GROUP LARGE CAP CORE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30, 2014	September 30, 2013
OPERATIONS:
Net investment income	$427,959	$611,230
Net realized gain on investments	7,733,019	12,146,164
Net change in unrealized appreciation (depreciation)
of investments	2,272,838	(1,917,387)
Net increase in net assets resulting from operations	10,433,816	10,840,007

CAPITAL SHARE TRANSACTIONS:
Investor Class(1):
Proceeds from shares sold	67,790	—
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	—
Increase in net assets from Investor Class transactions	67,790	—
Institutional Class(2):
Proceeds from shares sold	11,222,065	11,579,340
Proceeds from reinvestment of distributions	6,450,441	489,505
Payments for shares redeemed	(16,116,360)	(31,985,644)
Increase (decrease) in net assets from
Institutional Class transactions	1,556,146	(19,916,799)
Net increase (decrease) in net assets resulting from
capital share transactions	1,623,936	(19,916,799)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class(1)	—	—
Institutional Class(2)	(462,737)	(492,068)
From net realized gains:
Investor Class(1)	—	—
Institutional Class(2)	(6,133,732)	—
Total distributions to shareholders	(6,596,469)	(492,068)
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,461,283	(9,568,860)

NET ASSETS:
Beginning of period	57,572,076	67,140,936
End of period (including accumulated undistributed net
investment income of $299,340 and $334,119, respectively)	$63,033,359	$57,572,076

(1) Inception date of the Investor Class was February 24, 2014.
(2) Prior to February 24, 2014, Institutional Class Shares were known as Class I Shares.

See Notes to the Financial Statements

SMITH GROUP SMALL CAP FOCUSED GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the Period Inception(1)
Through September 30, 2014
OPERATIONS:
Net investment loss	$(1,347)
Net realized loss on investments	(23,497)
Net change in unrealized depreciation of investments	(4,865)
Net decrease in net assets resulting from operations	(29,709)

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	114,510
Proceeds from reinvestment of distributions	—
Payments for shares redeemed	(38,526)
Increase in net assets from Investor Class transactions	75,984
Institutional Class:
Proceeds from shares sold	576,579
Proceeds from reinvestment of distributions	—
Payments for shares redeemed	(55)
Increase in net assets from Institutional Class transactions	576,524
Net increase in net assets resulting from capital share transactions	652,508

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class	—
Institutional Class	—
From net realized gains:
Investor Class	—
Institutional Class	—
Total distributions to shareholders	—
TOTAL INCREASE IN NET ASSETS	622,799

NET ASSETS:
Beginning of period	—
End of period (including accumulated undistributed net investment loss of $1,347)	$622,799

(1) Inception date of the Fund was December 30, 2013.

See Notes to the Financial Statements

SMITH GROUP LARGE CAP CORE GROWTH FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period
Investor Class

	For the Period Inception(1)
	Through September 30, 2014
PER SHARE DATA:
Net asset value, beginning of period	$10.93
Investment operations:
Net investment income(2)	0.10
Net realized and unrealized gain on investments	0.36
Total from investment operations	0.46
Less distributions from:
Net investment income	—
Net realized gains	—
Total distributions	—
Net asset value, end of period	$11.39
TOTAL RETURN	4.21%	(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$70
Ratio of expenses to average net assets:
Before expense reimbursement/waiver	1.37%	(4)
After expense reimbursement/waiver	1.04%	(4)
Ratio of net investment income to average net assets:
After expense reimbursement/waiver	1.47%	(4)
Portfolio Turnover Rate	47%	(3)

(1) Inception date of the Investor Class was February 24, 2014.
(2) Per share amounts calculated using the average shares method.
(3) Not annualized.
(4) Annualized.

See Notes to the Financial Statements

SMITH GROUP LARGE CAP CORE GROWTH FUND

FINANCIAL HIGHLIGHTS – CONTINUED

For a Fund share outstanding throughout the year
Institutional Class(1)

	Year Ended September 30,
	2014	2013	2012	2011	2010
PER SHARE DATA:
Net asset value, beginning of period	$10.70	$9.01	$7.15	$6.77	$6.31
Investment operations:
Net investment income(2)	0.08	0.10	0.04	0.05	0.02
Net realized and unrealized gain on investments	1.89	1.66	1.84	0.37	0.46
Total from investment operations	1.97	1.76	1.88	0.42	0.48
Less distributions from:
Net investment income	(0.09)	(0.07)	(0.02)	(0.04)	(0.02)
Net realized gains	(1.18)	—	—	—	—
Total distributions	(1.27)	(0.07)	(0.02)	(0.04)	(0.02)

Paid-in capital from redemption fees	—	—	— (3)	— (3)	— (3)
Net asset value, end of period	$11.40	$10.70	$9.01	$7.15	$6.77
TOTAL RETURN	19.09%	19.74%	26.37%	6.15%	7.64%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$62,964	$57,572	$67,141	$52,671	$41,990
Ratio of expenses to average net assets:
Before expense reimbursement/waiver	1.05%	0.94%	1.06%	1.29%	1.99%
After expense reimbursement/waiver	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of net investment income to average net assets:
After expense reimbursement/waiver	0.71%	1.01%	0.43%	0.61%	0.32%

Portfolio Turnover Rate	47%	66%	61%	84%	90%

(1) Prior to February 24, 2014, Institutional Class shares were known as Class I Shares.
(2) Per share amounts calculated using the average shares method.
(3) Amount represents less than $0.01.

See Notes to the Financial Statements

SMITH GROUP SMALL CAP FOCUSED GROWTH FUND

FINANCIAL HIGHLIGHTS – CONTINUED

For a Fund share outstanding throughout the period
Investor Class

	For the Period Inception(1)
	Through September 30, 2014
PER SHARE DATA:
Net asset value, beginning of period	$10.00
Investment operations:
Net investment loss(2)	(0.04)
Net realized and unrealized loss on investments	(0.43)
Total from investment operations	(0.47)
Less distributions from:
Net investment income	—
Net realized gains	—
Total distributions	—
Net asset value, end of period	$9.53
TOTAL RETURN	(4.70)	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$71
Ratio of expenses to average net assets:
Before expense reimbursement/waiver	66.99	%(4)
After expense reimbursement/waiver	1.35	%(4)
Ratio of net investment loss to average net assets:
After expense reimbursement/waiver	(0.56)	%(4)
Portfolio Turnover Rate	75	%(3)

(1) Inception date of the Fund was December 30, 2013.
(2) Per share amounts calculated using the average shares method.
(3) Not annualized.
(4) Annualized.

See Notes to the Financial Statements

SMITH GROUP SMALL CAP FOCUSED GROWTH FUND

FINANCIAL HIGHLIGHTS – CONTINUED

For a Fund share outstanding throughout the period
Institutional Class

	For the Period Inception(1)
	Through September 30, 2014
PER SHARE DATA:
Net asset value, beginning of period	$10.00
Investment operations:
Net investment loss(2)	(0.02)
Net realized and unrealized loss on investments	(0.43)
Total from investment operations	(0.45)
Less distributions from:
Net investment income	—
Net realized gains	—
Total distributions	—
Net asset value, end of period	$9.55
TOTAL RETURN	(4.50)	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$552
Ratio of expenses to average net assets:
Before expense reimbursement/waiver	42.88	%(4)
After expense reimbursement/waiver	1.10	%(4)
Ratio of net investment loss to average net assets:
After expense reimbursement/waiver	(0.31)	%(4)

Portfolio Turnover Rate	75	%(3)

(1) Inception date of the Fund was December 30, 2013.
(2) Per share amounts calculated using the average shares method.
(3) Not annualized.
(4) Annualized.

See Notes to the Financial Statements

SMITH GROUP FUNDS

NOTES TO THE FINANCIAL STATEMENTS
SEPTEMBER 30, 2014

1. ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Smith Group Large Cap Core Growth Fund (“Large Cap Core Growth Fund”), and the Smith Group Small Cap Focused Growth Fund (“Small Cap Focused Growth Fund”) (or collectively, “the Funds”) are each a diversified series with their own investment objectives and policies within the Trust. The investment objective of each Fund is long-term capital appreciation. The Large Cap Core Growth Fund acquired the assets and liabilities of a series of the Scotia Institutional Funds, a registered open-end investment management company (the “Predecessor Large Cap Core Growth Fund”) in a tax-free reorganization effective February 24, 2014, pursuant to a plan of reorganization approved by shareholders on January 30, 2014, as the prior investment advisor had decided to exit the sponsored mutual fund business. The Predecessor Large Cap Core Growth Fund commenced operations on June 1, 2007. The Large Cap Core Growth Fund Investor Class commenced operations on February 24, 2014. The Small Cap Focused Growth Fund, a newly created Series of the Trust, commenced operations on December 30, 2013. The Funds currently offer two classes of shares, the Investor Class and the Institutional Class. Any reference to the fiscal period for the Large Cap Core Growth Fund equals the one year period ended September 30, 2014. Any reference to the fiscal period for the Small Cap Focused Growth Fund equals the period since commencement through September 30, 2014. Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single share class. Investor Class shares are subject to a 0.25% distribution fee. The Funds may issue an unlimited number of shares of beneficial interest, with no par value.

Prior to the reorganization, the Large Cap Core Growth Fund had no assets or operations. In connection with the reorganization noted above, Predecessor Large Cap Core Growth Fund Class I shares were renamed as Institutional Class shares. Class I shares were exchanged for Institutional Class shares on a pro rata basis. On the date of the reorganization, the Predecessor Large Cap Core Growth Fund was deemed to be the accounting survivor for financial reporting purposes, and as a result, the financial statements and financial highlights reflect the operations of the predecessor fund for periods prior to the reorganization date. As a tax-free reorganization, any unrealized appreciation or depreciation on the securities on the date of the reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflect their historical cost basis as of the date of reorganization. The net assets, fair value of investments, and net unrealized appreciation of the Large Cap Core Growth Fund at the time of reorganization were $57,032,856, $55,904,349, and $12,573,853, respectively. At the date of reorganization, there were a total of 5,254,954 shares outstanding for Class I. Smith Asset Management, L.P., (the “Adviser”) bore all expenses associated with the reorganization.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation — All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes — The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which

SMITH GROUP FUNDS

NOTES TO THE FINANCIAL STATEMENTS – CONTINUED
SEPTEMBER 30, 2014

results in no cost to the Funds. Therefore, no federal income tax provision is required. As of and during the period ended September 30, 2014, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the period ended September 30, 2014 the Funds did not incur any interest or penalties. Generally, tax authorities can examine all the tax returns filed for the last three years.

Security Transactions and Investment Income — The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

The Funds will make distributions, if any, of net investment income annually. The Funds will also distribute net capital gains, if any, at least annually, typically during the month of December. The Funds may make additional distributions if deemed to be desirable any time during the year. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. As of September 30, 2014, the Large Cap Core Growth Fund decreased accumulated undistributed net investment income by $1 and increased accumulated undistributed net realized gain on investments by $1. As of September 30, 2014, the Small Cap Focused Growth Fund had no such reclassifications.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses — Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3. SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

SMITH GROUP FUNDS

NOTES TO THE FINANCIAL STATEMENTS – CONTINUED
SEPTEMBER 30, 2014

Level 2 —	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. Each Fund’s investments are carried at fair value.

Equity Securities — Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.

Investment Companies — Investments in other mutual funds, including money market funds, are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share. The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s securities as of September 30, 2014:

Large Cap Core Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$60,996,685	$—	$—	$60,996,685
Short-Term Investment	2,024,506	—	—	2,024,506
Total Investments in Securities	$63,021,191	$—	$—	$63,021,191

Small Cap Focused Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$625,177	$—	$—	$625,177
Total Investments in Securities	$625,177	$—	$—	$625,177

SMITH GROUP FUNDS

NOTES TO THE FINANCIAL STATEMENTS – CONTINUED
SEPTEMBER 30, 2014

Transfers between levels are recognized at the end of the reporting period. During the period ended September 30, 2014, the Funds recognized no transfers to/from Level 1 or Level 2. The Funds did not invest in any Level 3 investments during the period. Refer to the Schedule of Investments for further information on the industry classification of investments.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Effective February 24, 2014, for the Large Cap Core Growth Fund and since inception for the Small Cap Focused Growth Fund, the Trust has an agreement with the Adviser to furnish investment advisory services to the Funds. For its services, the Funds pay the Adviser a monthly management fee based upon the average daily net assets of the Funds at the following annual rates:

Fund
Large Cap Core Growth Fund	0.61%
Small Cap Focused Growth Fund	0.85%

Prior to February 24, 2014, for the Large Cap Core Growth Fund, Scotia Institutional Investments US, LP (“SII”) served as the investment adviser and the Adviser served as the sub-adviser. SII was entitled to receive an annual advisory fee equal to 0.61% of the Large Cap Core Growth Fund’s average daily net assets. The sub-adviser fees were paid by SII. Effective February 24, 2014, for the Large Cap Core Growth Fund and since inception for the Small Cap Focused Growth Fund, the Funds’ Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Funds for their expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, brokerage commissions, interest, taxes, and extraordinary expenses) do not exceed the following:

Fund	Investor Class	Institutional Class
Large Cap Core Growth Fund	1.04%	0.79%
Small Cap Focused Growth Fund	1.35%	1.10%

Waived fees and/or expense reimbursements are subject to possible recoupment from the Funds within three years after the fees have been waived or reimbursed. Expenses waived and/or reimbursed by the Adviser may be recouped by the Adviser if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred. The Operating Expense Limitation Agreement will be in effect through at least February 29, 2016. Prior to February 29, 2016, this Operating Expense Limitation Agreement cannot be terminated. During the period ended September 30, 2014, the Adviser did not recoup any of the previously waived fees. Waived and/or reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

Fund	9/30/2017
Large Cap Core Growth Fund	$116,941
Small Cap Focused Growth Fund	177,285

Prior to February 24, 2014 for the Large Cap Core Growth Fund, SII had contractually agreed to limit its fees or reimburse expenses to ensure total operating expenses did not exceed 0.79% of the average daily net assets of the Institutional Class. As of the date of the reorganization, SII waived its right to recoup any previously waived fees or expenses.

SMITH GROUP FUNDS

NOTES TO THE FINANCIAL STATEMENTS – CONTINUED
SEPTEMBER 30, 2014

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust and the Chief Compliance Officer are employees of the Administrator. A Trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. Prior to February 24, 2014, the Large Cap Core Growth Fund had a different Administrator, transfer agent, and custodian. Fees paid by the Large Cap Core Growth Fund for administration and accounting, transfer agency, custody and chief compliance officer services for the period February 24 through September 30, 2014, were $53,132, $37,004, $5,513 and $5,781, respectively. Fees paid by the Small Cap Focused Growth Fund for administration and accounting, transfer agency, custody and chief compliance officer services for the period ended September 30, 2014, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator. A Trustee of the Trust is an interested person of the Distributor.

5. DISTRIBUTION AND SHAREHOLDER SERVICING FEES

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the period ended September 30, 2014, the Funds’ Investor Classes incurred the following expenses pursuant to the Plan:

Fund	Amount
Large Cap Core Growth Fund	$89
Small Cap Focused Growth Fund	172

6. CAPITAL SHARE TRANSACTIONS

	Large Cap Core		Small Cap Focused
	Growth Fund		Growth Fund
	Year Ended	Year Ended	For the Period Inception(1)
	September 30, 2014	September 30, 2013	Through September 30, 2014
Investor Class:(2)
Shares sold	6,113	—	11,447
Shares issued to holders in reinvestment
of distributions	—	—	—
Shares redeemed	—	—	(3,985)
Net increase in Investor Class shares	6,113	—	7,462

SMITH GROUP FUNDS

NOTES TO THE FINANCIAL STATEMENTS – CONTINUED
SEPTEMBER 30, 2014

	Large Cap Core		Small Cap Focused
	Growth Fund		Growth Fund
	Year Ended	Year Ended	For the Period Inception(1)
	September 30, 2014	September 30, 2013	Through September 30, 2014
Institutional Class:
Shares sold	997,605	1,179,087	57,770
Shares issued to holders in reinvestment
of distributions	599,483	55,062	—
Shares redeemed	(1,457,332)	(3,305,481)	(6)
Net increase (decrease) in Institutional
Class Shares	139,756	(2,071,332)	57,764
Net increase (decrease) in shares
outstanding	145,869	(2,071,332)	65,226

(1)	Inception date of the Fund was December 30, 2013.
(2)	Inception date of the Large Cap Core Growth Fund Investor Class was February 24, 2014.

7. INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Funds for the periods ended September 30, 2014, were as follows:

	U.S. Government Securities		Other
Fund	Purchases	Sales	Purchases	Sales
Large Cap Core Growth Fund	$—	$—	$27,600,020	$32,542,339
Small Cap Focused Growth Fund	—	—	974,886	321,347

8. SECTOR RISK

As of September 30, 2014, the Small Cap Focused Growth Fund had a significant portion of its assets invested in the information technology sector. The information technology sector may be more affected by changes in domestic and international competition, economic cycles, financial resources, personal availability, rapid innovation and intellectual property issues.

9. FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at September 30, 2014, were as follows:

			Net
	Aggregate Gross	Aggregate Gross	Appreciation	Federal Income
Fund	Appreciation	Depreciation	(Depreciation)	Tax Cost
Large Cap Core Growth Fund	$13,638,985	$(506,423)	$13,132,562	$49,888,629
Small Cap Focused Growth
Fund	31,041	(36,821)	(5,780)	630,957

SMITH GROUP FUNDS

NOTES TO THE FINANCIAL STATEMENTS – CONTINUED
SEPTEMBER 30, 2014

At September 30, 2014, components of accumulated earnings (deficit) on a tax-basis were as follows:

					Total
		Undistributed	Other	Unrealized	Accumulated
	Undistributed	Long-Term	Accumulated	Appreciation	Earnings
Fund	Ordinary Income	Capital Gains	Losses	(Depreciation)	(Losses)
Large Cap Core
Growth Fund	$2,160,821	$4,423,289	$(9,675)	$13,132,562	$19,706,997
Small Cap Focused
Growth Fund	—	—	(23,929)	(5,780)	(29,709)

The differences between book and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales on the Funds.

As of September 30, 2014, the Funds did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31. For the taxable year ended September 30, 2014, the Large Cap Core Growth Fund did not defer any qualified late year losses. The Small Cap Focused Growth Fund deferred, on a tax-basis, short-term post-October losses of $22,582. The Small Cap Focused Growth Fund also deferred, on a tax-basis, late year ordinary losses of $1,347.

The tax character of distributions paid during the period ended September 30, 2014 were as follows:

		Long-Term
Fund	Ordinary Income	Capital Gains	Total
Large Cap Core Growth Fund	$462,737	$6,133,732	$6,596,469
Small Cap Focused Growth Fund	—	—	—

The tax character of distributions paid during the year ended September 30, 2013 were as follows:

		Long-Term
Fund	Ordinary Income	Capital Gains	Total
Large Cap Core Growth Fund	$492,068	$—	$492,068

10. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2014, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held
Large Cap Core Growth Fund	Charles Schwab & Co., Inc. FBO	79.6%
Small Cap Focused Growth Fund	Wells Fargo FBO	78.8%

SMITH GROUP FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Smith Group Funds
(each a series of Managed Portfolio Series)

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Smith Group Funds, comprising Smith Group Large Cap Core Growth Fund and Smith Group Small Cap Focused Growth Fund (the “Funds”), each a series of Managed Portfolio Series, as of September 30, 2014, and the related statements of operations and changes in net assets, and financial highlights for the year then ended for Smith Group Large Cap Core Growth Fund, and the related statements of operations and changes in net assets, and financial highlights, for the period December 30, 2013 (commencement of operations) through September 30, 2014, for Smith Group Small Cap Focused Growth Fund. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and financial highlights for the periods ended prior to September 30, 2014, were audited by other auditors whose report dated November 25, 2013, expressed an unqualified opinion on that financial statement and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2014, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting Smith Group Funds, as of September 30, 2014, the results of their operations, changes in their net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
November 25, 2014

SMITH GROUP FUNDS

ADDITIONAL INFORMATION (UNAUDITED)
SEPTEMBER 30, 2014

TRUSTEES AND OFFICERS

		Term of Office	Number of	Principal Occupation(s)	Other Directorships
Name, Address	Position(s) Held	and Length of	Portfolios in Trust	During the Past	Held by Trustee During
and Age	with the Trust	Time Served	Overseen by Trustee	Five Years	the Past Five Years
Independent Trustees
Roel C. Campos, Esq.	Trustee	Indefinite Term;	26	Partner, Locke Lord LLP	Director, WellCare Health
615 E. Michigan St.		Since April 2011		(a law firm) (2011-present);	Plans, Inc. (2013-Present);
Milwaukee, WI 53202				Partner, Cooley LLP	Director, Regional
Age: 65				(a law firm) (2007-2011);	Management Corp.
				Commissioner, U.S.	(2012-Present).
Securities and Exchange
Commission (2002-2007).

David A. Massart	Trustee	Indefinite Term;	26	Co-Founder and Chief	Independent Trustee,
615 E. Michigan St.		Since April 2011		Investment Strategist,	ETF Series Solutions
Milwaukee, WI 53202				Next Generation Wealth	(3 Portfolios)
Age: 47				Management, Inc.	(2012-Present).
(2005-present).

Leonard M. Rush, CPA	Trustee	Indefinite Term;	26	Chief Financial Officer,	Independent Trustee,
615 E. Michigan St.		Since April 2011		Robert W. Baird & Co.	ETF Series Solutions
Milwaukee, WI 53202				Incorporated, (2000-2011).	(3 Portfolios)
Age: 68					(2012-Present); Director,
Anchor Bancorp Wisconsin,
Inc. (2011-2013).

David M. Swanson	Trustee	Indefinite Term;	26	Founder and Managing	Independent Trustee,
615 E. Michigan St.		Since April 2011		Principal, SwanDog	ALPS Variable Insurance
Milwaukee, WI 53202				Strategic Marketing, LLC	Trust (7 Portfolios)
Age: 57				(2006-present); Executive	(2006-Present)
Vice President, Calamos
Investments (2004-2006).

SMITH GROUP FUNDS

ADDITIONAL INFORMATION (UNAUDITED) – CONTINUED
SEPTEMBER 30, 2014

TRUSTEES AND OFFICERS

		Term of Office	Number of	Principal Occupation(s)	Other Directorships
Name, Address	Position(s) Held	and Length of	Portfolios in Trust	During the Past	Held by Trustee During
and Age	with the Trust	Time Served	Overseen by Trustee	Five Years	the Past Five Years
Interested Trustee
Robert J. Kern*	Chairman, and	Indefinite Term;	26	Executive Vice President, U.S.	None
615 E. Michigan St.	Trustee	Since January 2011		Bancorp Fund Services, LLC
Milwaukee, WI 53202				(1994-present).
Age: 55

Officers
James R. Arnold	President and	Indefinite Term,	N/A	Senior Vice President, U.S.	N/A
615 E. Michigan St.	Principal Executive	Since January 2011		Bancorp Fund Services, LLC
Milwaukee, WI	Officer			(2002-present).
53202
Age: 57

Deborah Ward	Vice President,	Indefinite Term;	N/A	Senior Vice President, U.S.	N/A
615 E. Michigan St.	Chief Compliance	Since April 2013		Bancorp Fund Services, LLC
Milwaukee, WI 53202	Officer and			(2004-present).
Age: 48	Anti-Money
Laundering Officer

Brian R. Wiedmeyer	Treasurer and	Indefinite Term;	N/A	Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	Principal Financial	Since January 2011		Fund Services, LLC
Milwaukee, WI 53202	Officer			(2005-present).
Age: 41

Angela L. Pingel, Esq.	Secretary	Indefinite Term;	N/A	Vice President and Counsel,	N/A
615 E. Michigan St.		Since January 2011		U.S. Bancorp Fund Services,
Milwaukee, WI 53202				LLC (2011-present); Vice
Age: 43				President and Securities
Counsel, Marshall & Ilsley
Trust Company N.A.
(2007-2010);

Ryan L. Roell	Assistant Treasurer	Indefinite Term;	N/A	Assistant Vice President, U.S.	N/A
615 E. Michigan St.		Since September 2012		Bancorp Fund Services, LLC
Milwaukee, WI 53202				(2005-present).
Age: 41

*	Mr. Kern is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

SMITH GROUP FUNDS

ADDITIONAL INFORMATION (UNAUDITED) – CONTINUED
SEPTEMBER 30, 2014

AVAILABILITY OF FUND PORTFOLIO INFORMATION

Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov. Each Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, each Fund’s Form N-Q is available without charge upon request by calling 1-877-764-8465.

AVAILABILITY OF FUND PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-877-764-8465. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-877-764-8465, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal period ended September 30, 2014, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund
Large Cap Core Growth Fund	84.63%
Small Cap Focused Growth Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2014 was as follows:

Fund
Large Cap Core Growth Fund	84.50%
Small Cap Focused Growth Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for each Fund was as follows:

Fund
Large Cap Core Growth Fund	0.00%
Small Cap Focused Growth Fund	0.00%

SMITH GROUP FUNDS

PRIVACY NOTICE (UNAUDITED)

The Funds collect only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you. The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds. If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds. All shareholder records will be disposed of in accordance with applicable law. The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Smith Asset Management Group, L.P.
100 Crescent Court, Suite 1150
Dallas, Texas 75201

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, Wisconsin 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, ME 04104

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ trustees and is available without charge upon request by calling 1-877-764-8465.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this period.

The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s code of ethics that applies to the registrant’s principal executive officer and principal financial officer is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Leonard M. Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. For the fiscal year ended September 30, 2014, the Fund’s principal accountant was Cohen Fund Audit Services. For the fiscal year ended September 30, 2013, the Fund’s principal accountant was KPMG LLP. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2014	FYE 9/30/2013
Audit Fees	$25,000	$21,428
Audit-Related Fees	$0	$3,964
Tax Fees	$5,000	$5,717
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen Fund Audit Services for the fiscal year ended September 30, 2014, and KPMG LLP for the fiscal year ended September 30, 2013, applicable to non-audit services pursuant to waiver of pre-approval requirement was as follows:

	FYE 9/30/2014	FYE 9/30/2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 9/30/2014	FYE 9/30/2013
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ James R. Arnold
James R. Arnold, President

Date	12/8/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James R. Arnold
James R. Arnold, President

Date	12/8/14

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date	12/8/14

* Print the name and title of each signing officer under his or her signature.